Equity affiliates, other investments and related parties (Tables)	12 Months Ended
Dec. 31, 2019
Equity affiliates, other investments and related parties
Schedule of equity affiliates in facing financials

Equity value
As of December 31,
(M$)	2019	2018	2017
Total Associates	17,026	13,330	12,177
Total Joint ventures	6,097	5,359	4,791
Total	23,123	18,689	16,968
Loans	3,999	4,755	5,135
Total	27,122	23,444	22,103

Profit/(loss)
As of December 31,
(M$)	2019	2018	2017
Total Associates	2,534	2,329	1,694
Total Joint ventures	872	841	321
Total	3,406	3,170	2,015

Other comprehensive income
As of December 31,
(M$)	2019	2018	2017
Total Associates	592	(461)	(801)
Total Joint ventures	(184)	(79)	124
Total	408	(540)	(677)

Schedule of information related to associates

	Novatek(a)			Liquefaction entities			PetroCedeño
(M$)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Non current assets	24,081	14,639	14,232	30,578	28,664	29,656	3,994	4,324	5,551
Current assets	6,898	4,545	3,404	9,994	9,358	7,875	7,457	5,580	4,291
Total Assets	30,979	19,184	17,636	40,572	38,022	37,531	11,451	9,904	9,842

Shareholder’s equity	24,884	14,163	12,842	23,640	22,615	22,804	4,548	4,581	5,178
Non current liabilities	3,727	3,086	3,187	11,445	9,826	10,291	76	20	13
Current liabilities	2,368	1,935	1,607	5,487	5,581	4,436	6,827	5,303	4,651
Total Liabilities	30,979	19,184	17,636	40,572	38,022	37,531	11,451	9,904	9,842

Revenue from sales	13,227	13,415	10,022	22,684	25,644	20,401	356	1,629	1,708
Net income	8,260	4,636	1,950	5,692	7,408	5,781	(33)	122	204
Other comprehensive income	1,807	(2,545)	580	—	—	—	—	—	—

% owned	19.40%	19.40%	18.90%				30.32%	30.32%	30.32%
Revaluation identifiable assets on equity affiliates	1,641	1,556	1,804	1,714	44	6	—	—	—
Equity value	6,469	4,303	4,231	5,493	3,758	3,768	1,379	1,389	1,570
Profit/(loss)	1,508	794	263	637	874	735	(10)	37	62
Share of Other Comprehensive Income, net amount	634	(540)	(491)	23	49	(194)	—	—	—
Dividends paid to the Group	266	151	128	752	816	672	—	218	164

(a)	Information includes the best Group’s estimates of results at the date of TOTAL's financial statements.

	Saudi Aramco Total
	Refining & Petrochemicals			Qatar
(M$)	2019	2018	2017	2019	2018	2017
Non current assets	10,976	11,281	11,601	4,160	3,968	4,405
Current assets	1,793	2,069	2,021	1,571	1,741	1,696
Total Assets	12,769	13,350	13,622	5,731	5,709	6,101

Shareholder’s equity	2,113	2,412	2,424	2,676	2,748	3,200
Non current liabilities	8,098	8,398	9,029	2,150	1,914	1,895
Current liabilities	2,558	2,540	2,169	905	1,047	1,006
Total Liabilities	12,769	13,350	13,622	5,731	5,709	6,101

Revenue from sales	10,522	11,886	9,049	8,225	9,929	7,388
Net income	(171)	122	222	42	409	490
Other comprehensive income	(124)	16	20	111	(21)	80

% owned	37.50%	37.50%	37.50%
Revaluation identifiable assets on equity affiliates	—	—	—	—	—	—
Equity value	792	905	909	706	740	814
Profit/(loss)	(64)	46	83	91	198	190
Share of Other Comprehensive Income, net amount	(33)	40	(82)	14	6	(12)
Dividends paid to the Group	—	56	45	159	271	201

Schedule of information related to joint ventures

	Liquefaction entities			Hanwha Total Petrochemicals
(M$)	2019	2018	2017	2019	2018	2017
Non current assets	70,279	68,003	59,422	4,310	4,017	3,989
Current assets excluding cash and cash equivalents	1,866	1,928	966	1,842	2,180	2,258
Cash and cash equivalents	1,678	339	1,258	322	237	283
Total Assets	73,823	70,270	61,646	6,474	6,434	6,530

Shareholder’s equity	7,151	7,059	4,037	3,319	3,534	3,612
Other non current liabilities	6,864	3,472	504	150	157	148
Non current financial debts	56,379	56,841	55,566	1,761	1,418	1,078
Other current liabilities	3,429	2,898	1,539	756	725	1,144
Current financial debts	—	—	—	488	600	548
Total Liabilities	73,823	70,270	61,646	6,474	6,434	6,530

Revenue from sales	9,240	2,908	37	8,437	10,191	8,565
Depreciation and depletion of tangible assets and mineral interests	(3,040)	(1,227)	(10)	(256)	(269)	(264)
Interest income	5	119	16	—	9	—
Interest expense	(2,993)	(670)	(15)	(14)	(5)	(3)
Income taxes	(270)	(386)	338	(124)	(310)	(369)

Net income	383	2,029	(1,730)	302	754	973
Other comprehensive income	(429)	132	97	(116)	(169)	398

% owned				50.00%	50.00%	50.00%
Revaluation identifiable assets on equity affiliates	660	683	905	—	—	—
Equity value	2,318	2,404	2,049	1,660	1,767	1,806
Profit/(loss)	(19)	192	(348)	150	377	486
Share of Other Comprehensive Income, net amount	(112)	40	29	(68)	(67)	170
Dividends paid to the Group	—	—	—	200	332	353

Schedule of main aggregated financial items in equity consolidated affiliates not presented individually

	2019		2018		2017
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non Current assets	5,435	4,287	4,512	2,487	2,908	2,428
Current assets	1,357	1,276	1,263	752	1,156	1,150
Total Assets	6,792	5,563	5,775	3,239	4,064	3,578

Shareholder’s equity	1,405	1,437	1,438	1,108	885	1,102
Non current liabilities	4,412	3,091	3,254	1,585	2,171	1,281
Current liabilities	975	1,035	1,083	546	1,008	1,195
Total Liabilities	6,792	5,563	5,775	3,239	4,064	3,578

	2019		2018		2017
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,190	3,535	2,542	11,914	2,226	4,358
Net income	383	288	380	281	361	183
Share of other comprehensive income items	(46)	(4)	(16)	(52)	(22)	(75)
Equity value	2,187	2,119	2,235	1,188	885	936
Profit/(Loss)	372	741	380	272	361	183
Dividends paid to the Group	362	50	416	49	328	147

Schedule of other investments

As of December 31, 2019	As of			As of
(M$)	January 1,	Increase -	Change in	December 31,
	2019	Decrease	fair value	2019
Enphase Energy Inc	36	(5)	142	173
Tellurian Investments Inc.	207	—	—	207
Other shares through fair value OCI (unit value < $50M)	119	7	—	126
Equity instruments recorded through fair value OCI	362	2	142	506
BBPP	62	—	—	62
BTC Limited	50	—	(22)	28
Tas Helat Marketing Company (a)	—	108	—	108
Total Lubrificantes do Brasil(b)	111	(111)	—	—
Other shares through fair value P&L (unit value < $50M)	836	238	—	1,074
Equity instruments recorded through fair value P&L	1,059	235	(22)	1,272
Total equity instruments	1,421	237	120	1,778

(a)	Tas Helat Marketing Company is a joint venture with SAUDI ARAMCO to develop the retail business. It will be consolidated in 2020 (using the equity method).
(b)	Total Lubrificantes do Brasil was consolidated in 2019.

As of December 31, 2018	As of			As of
(M$)	January 1,	Increase -	Change in	December 31,
	2018	Decrease	fair value	2018
Tellurian Investments Inc.	207	—	—	207
Other shares through fair value OCI (unit value < $50M)	77	80	(2)	155
Equity instruments recorded through fair value OCI	284	80	(2)	362
BBPP	62	—	—	62
BTC Limited	55	—	(5)	50
DUNKERQUE LNG SAS	144	(217)	73	—
Total Lubrificantes do Brasil(a)	—	111	—	111
Other shares through fair value P&L (unit value < $50M)	1,182	(346)	—	836
Equity instruments recorded through fair value P&L	1,443	(452)	68	1,059
Total equity instruments	1,727	(372)	66	1,421

(a)	Total Lubrificantes do Brasil will be consolidated in 2019.

As of December 31, 2017	Historical	Unrealized gain	Balance
(M$)	value	(loss)	sheet value
Other equity securities publicly traded in active markets	8	42	50
Total equity securities publicly traded in active markets(a)	8	42	50
BBPP	62	—	62
BTC Limited	55	—	55
DUNKERQUE LNG SAS	144	—	144
Tellurian Investments Inc.	207	—	207
Total Eren Holding SA(b)	285	—	285
Greenflex(b)	76	—	76
Other equity securities (unit value < $50 million)	848	—	848
Total other equity securities (a)	1,677	—	1,677
Other investments	1,685	42	1,727

(a)	Including cumulative impairments of $2,029 million in 2017.
(b)	Acquisitions made in the fourth quarter 2017 and consolidated in 2018

Schedule of main transactions and receivable and payable balances with related parties

As of December 31,
(M$)	2019	2018	2017
Balance sheet
Receivables
Debtors and other debtors	486	496	492
Loans (excl. loans to equity affiliates)	42	57	63
Payables
Creditors and other creditors	968	888	1,161
Debts	2	2	2

For the year ended December 31,
(M$)	2019	2018	2017
Statement of income
Sales	4,127	4,192	3,407
Purchases	(10,158)	(9,253)	(7,354)
Financial income	4	2	6
Financial expense	(4)	(5)	(9)

Schedule of affiliates direct and indirect compensation

For the year ended December 31,
(M$)	2019	2018	2017
Number of people	15	15	15
Direct or indirect compensation	15.0	17.7	15.6
Pension expenses (a)	(4.9)	2.5	10.8
Share-based payments expense (IFRS 2) (b)	8.7	12.6	6.5

(a)

The benefits provided for executive officers of the Group and the members of the Board of Directors, who are employees of the Group, include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent $113.3 million provisioned as of December 31, 2019 (against $117.0 million as of December 31, 2018 and $119.7 million as of December 31, 2017).

The negative pension expense in 2019 is related to the application of the "ordonnance 2019-697" impacting the supplementary defined benefit pension plan which benefit the employees of TOTAL S.A. whose reference salary exceeded on 4 July 2019 an amount equal to 8 times the annual ceiling for calculating French Social Security contributions (PASS). This "ordonnance" involves a freeze of the years of service of beneficiaries as of 31/12/2019, which generates a reversal of provision established priorly.

(b)

Share-based payments expense computed for the executive officers and the members of the Board of Directors who are employees of the Group and based on the principles of IFRS 2 “Share-based payments” described in Note 9. The grant rate of the 2016 plan has been revised downwards, the level of achievement of the performance conditions having been lower than the estimates used in the previous year.